Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of Earnings per Share ("EPS")
For the years ended December 31, 2023, 2022 and 2021, earnings per share (“EPS”) was calculated as follows:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Basic EPS
Net income attributable to parent company as reported	4,211	3,960	2,000
Weighted average number of shares outstanding	903,513,952	905,606,885	904,332,429
Basic EPS	4.66	4.37	2.21
Diluted EPS
Net income attributable to parent company as reported	4,211	3,960	2,000
add-back interest expense, net of income tax effect	1	2	—
Net income attributable to parent company as adjusted	4,212	3,962	2,000
Weighted average shares outstanding	903,513,952	905,606,885	904,332,429
Dilutive effect of stock awards	6,858,815	6,789,662	9,107,124
Dilutive effect of convertible bonds	33,825,000	33,825,000	11,402,645
Number of shares used in calculating diluted EPS	944,197,767	946,221,547	924,842,198
Diluted EPS	4.46	4.19	2.16